Document And Entity Information	Jul. 16, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 16, 2024
Entity Registrant Name	RAPT Therapeutics, Inc.
Entity Central Index Key	0001673772
Entity Emerging Growth Company	true
Entity File Number	001-38997
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-3313701
Entity Address, Address Line One	561 Eccles Avenue
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	(650)
Local Phone Number	489-9000
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	RAPT
Security Exchange Name	NASDAQ